Loss Per Ordinary Share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Ordinary Share ("EPS") [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share	As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for all periods presented.
	Six Months Ended June 30,
	2025	2024
SPAC Warrants	-	17,795,000
February 2021 Warrants	53,900,000,000	3,815,929,150
December 2021 Warrants	3,571,430,000	252,844,550
September 2023 Convertible Debenture	-	2,000,000
Series H Warrant	657,900	657,900
January 2024 Convertible Debenture	-	800,000
Series I Warrant	442,500	442,500
Series J Warrant	200,892,500	-
January 2025 Convertible Debenture	667,187,500	-
Series K Warrant	500,392,500	-
May 2025 Convertible Debenture	691,880,000	-
Series L Warrant	351,562,500	-